Summary of significant accounting policies, estimates and judgments - Summary of Undrawn Balances of Loan Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Undrawn Balances of Loan Commitments Referencing Benchmark Interest Rates [Line Items]
Authorized and committed undrawn commitments	$ 86,184	$ 138,081
USD LIBOR [member]
Disclosure of Undrawn Balances of Loan Commitments Referencing Benchmark Interest Rates [Line Items]
Authorized and committed undrawn commitments	59,271	122,437
CDOR [Member]
Disclosure of Undrawn Balances of Loan Commitments Referencing Benchmark Interest Rates [Line Items]
Authorized and committed undrawn commitments	$ 26,913	$ 15,644